UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         150 Federal Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         150 Federal Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30

                  Date of reporting period: March 31, 2009



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                               Semi-Annual Report
                             For the Period Ending
                                 March 31, 2009


Table of Contents
Letter to Shareholders                                                   1
Historical Information                                                   3
Summary of Net Assets                                                    7
Schedule of Investments                                                  8
Financial Statements                                                     14
Financial Highlights                                                     18
Notes to the Financial Statements                                        19
Trustees & Officers                                                      23

Dear Fellow Shareholders:
The first half of fiscal 2009 represented perhaps the most turbulent period ever faced by the modern credit markets. During this volatile period, Northeast Investors Trust fared worse than the Merrill Lynch Master II Index, with a drop of -32.5% compared to a return of -13.5% in the Index. However, the Trust has outperformed the Index by 5.4% in the 11.2 months from the end of the reporting period to the date of this letter.

Credit markets - if not virtually all markets - came under intense selling pressure after the failure of Lehman Brothers last September. Although there were many negative repercussions from Lehman's demise which could be catalogued here, the most threatening to the economy included the freezing up of the money markets and the retreat of banks from lending to each other during the early Fall. Across the economy, financial and industrial entities alike then husbanded their cash and liquidity, provoking an associated sharp decline in all forms of economic activity.

Precisely because we believed that the failure of any large financial institution would have such obvious, negative ramifications, we felt that policy makers would use every available tool to prevent any such failure from happening, and we accordingly discounted its likelihood. Ironically, going into the crisis, we had defensively positioned the portfolio against the credit markets' frothiness by avoiding virtually every new issue emanating from the buyout bubble of the preceding years. We also successfully avoided the securities of General Motors and Ford Motor, the two largest high yield issuers. In concert with that theme of attempting to reduce the portfolio's conventional fundamental risk, we had purchased securities that would at any other point be characterized as defensive, including short-term bonds and securities issued by investment grade banks.

However, the portfolio was still exposed to what would now be identified as systemic risk - the possibility of a breakdown of our financial system's architecture. This would contrast with fundamental risk - the possibility that a particular bond issuer has too much debt and might default. Indeed, surprisingly little of the weakness in our share price has resulted from errors in estimating earnings power, and the bulk of our underperformance is instead attributable to those securities most vulnerable to the concerns about the most basic functioning of the financial system.

Lehman's failure demonstrated that the insolvency of a major financial firm would produce outcomes more severe than those that might be predicted by clinical observers. As the situation migrated onto the political stage, indeed, diagnosing outcomes became extremely complicated and, of course, the credit markets were at that point already discounting severe outcomes. While the correct move would have been to shift entirely into cash in October 2008, the high yield market had by then already reached yield spreads over Treasuries of well over 10% - more than any historic peak level.

Looking forward, the portfolio still maintains its general weightings and exposures. That is to say, we are still overweight systemic risk on the thesis that fixing the credit markets is a prerequisite to economic stability and that our policy makers will ultimately make the appropriate decisions. As the panic in the credit markets has receded in the last two months, including a record April that came after the closing of this semi-annual period, our portfolio has been a prime beneficiary of the healing with the Trust now up nearly 35% from its low in March. Moreover, we would like to believe that our portfolio is positioned correctly in continuing to be underweight the securities of the largest buyout issuers. Those deals, notorious now for their extreme leverage and lax covenants, have typically not yet run into explicit financial trouble. We believe that will begin to occur in the next year, and it will be interesting to see how such fundamentally overleveraged issuers will fare.

A word about our distributions to shareholders: there is no doubt that the recession will put pressure on the Trust's dividends, as have previous recessions. One new development may be a surge in exchange offers, some of which we have already faced. While we are mindful of the impact on our income of exchanging our bonds for lower-income securities such as common stock, when such exchange offers present us with a meaningful premium to the current market value of our bonds, we must of course consider participating.

We are disappointed with our performance during the first half of the fiscal year, in large part because we correctly identified the bubble in the credit markets and yet had mostly focused on inoculating the portfolio from the most conventional form of downside risk. We are of course relieved that the markets have had these recent months of stability, and we hope that the recovery process will continue. We continue to be substantial shareholders of the Trust in our own right, and accordingly we are highly focused on its performance.

Sincerely,
Bruce H. Monrad
Chairman of the Trustees
May 13, 2009

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
2007               19,106        165,291,354       7.68      1,268,436,554         0.56          0.0000        7.85
2008               16,520        118,452,760       5.94        703,572,671         0.56          0.0000        6.95
2009(b)		   16,274	 131,377,762	   3.77	       495,111,628	   0.26		 0.0000	       4.26
------------------------------------------------------------------------------------------------------------------------


(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b) Six months ended March 31, 2009


Average Annual Total Return

One year ended March 31, 2009                                           -39.29%
Five years ended March 31, 2009                                          -5.73%
Ten years ended March 31, 2009                                           -1.31%

SEC Yield (unaudited)

Yield calculated as of March 31, 2009:                                   18.42%


About Your Fund's Expenses (unaudited)

                                Beginning Account Value         Ending Account Value    Expenses Paid During Period
                                       9/30/2008                      3/31/2009            9/30/2008 - 3/31/2009

Actual Return
-32.47%                                $1,000.00                      $ 673.30                     $4.38
Hypothetical
(5% return before expenses)            $1,000.00                     $1,019.01                     $5.98


Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5%hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition (unaudited)
Distribution by Maturity
(% of portfolio)
Under 1 Year                             7%
1-5 Years                               56%
5-10 Years                              25%
10-15 Years                              0%
Over 15 Years                           12%
                                       ----
Total                                  100%

Quarterly Portfolio Holdings
Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website\ at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.


Summary of Net Assets
March 31, 2009 (unaudited)
                                                        Value           % of
                                                                        Net Assets
Corporate Bonds, Notes & Preferred Securities
Advertising                                             $ 24,742,250    5.00%
Automobile & Truck                                         8,554,250    1.73%
Broadcast Cable TV                                        32,287,500    6.52%
Building & Construction                                   11,652,500    2.35%
Building Products                                            840,000    0.17%
Chemicals                                                 15,043,850    3.04%
Electrical Equipment                                       3,990,000    0.81%
Energy/Natural Resources                                  96,129,095   19.42%
Entertainment                                             61,219,600   12.36%
Financial Services                                        54,449,590   11.00%
Food Processing                                           28,573,498    5.77%
Gaming                                                    16,659,284    3.36%
Home Furnishings                                           3,825,000    0.77%
Machine/Tools                                              8,648,320    1.75%
Marketing/Sales                                            2,795,000    0.56%
Metals & Mining                                            1,909,299    0.39%
Packaging & Container                                     49,308,929    9.96%
Paper/Forest Products                                        140,613    0.03%
Publishing                                                11,163,750    2.25%
Recreation/Leisure                                         8,640,000    1.75%
Retail Food Chains                                         1,132,240    0.23%
Tires & Rubber                                            11,460,000    2.31%
                                                        ------------   ------
Total Corporate Bonds, Notes & Preferred Securities     $453,164,568   91.53%
Total Convertible Bonds                                       17,685    0.00%
Total Foreign Bonds                                          938,753    0.19%
Total Common Stocks                                       28,955,712    5.85%
Total Warrants                                               106,820    0.02%
Total Repurchase Agreement                                   636,691    0.13%
                                                        ------------   ------
Total Investments                                        483,820,229   97.72%
Receivables & Cash                                        13,348,086    2.70%
                                                        ------------  -------
Total Assets                                             497,168,315  100.42%
Less Liabilities                                          (2,056,687)  (0.42%)
                                                        ------------  --------
Net Assets                                              $495,111,628  100.00%
                                                        ============  =======
Schedule of Investments
March 31, 2009 (unaudited)

Corporate Bonds, Notes & Preferred
Securities - 91.53%

Name of Issuer                                          Principal               Value
                                                                                (Note B)
Advertising - 5.00%
Interpublic Group Co. Notes, 7.25%, 8/15/11             $29,900,000             $ 24,742,250


Automobile & Truck - 1.73%
Delphi Corp. Senior Unsecured Notes, 6.55%,
6/15/06 (a) (b)                                          36,950,000                  554,250
United Rentals NA, Inc. Senior Notes, 6.5%, 2/15/12      10,000,000                8,000,000
                                                                                   ---------
                                                                                   8,554,250

Broadcast Cable TV - 6.52%
Charter Comm. Opt. LLC Senior Secured Notes,
Series 144A, 8%, 4/30/12 (c)                             32,500,000               29,737,500
Paxson Comm. Corp. Senior Secured Notes, Series 144A,
FRN, 4.34438%, 1/15/12 (c)                               15,000,000                2,550,000
                                                                                  ----------
                                                                                  32,287,500

Building & Construction - 2.35%
Associated Materials, Inc. Notes, 9.75%, 4/15/12         14,750,000               11,652,500


Building Products - 0.17%
Builders Firstsource, Inc. Senior Secured Notes, FRN
5.48438%, 2/15/12                                         6,000,000                  840,000


Chemicals - 3.04%
Polyone Corp. Senior Notes, 8.875%, 5/01/12              25,000,000               10,875,000
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14 (c)                                               7,315,000                1,206,975
Sterling Chemical, Inc., 10.25%, 4/01/15                  3,500,000                2,961,875
                                                                                  ----------
                                                                                  15,043,850


Electrical Equipment - 0.81%
Coleman Cable, Inc. Notes, 9.875%, 10/01/12               7,000,000                3,990,000


Energy/Natural Resources -  19.42%
Clayton Williams Energy Notes, 7.75%, 8/01/13            19,847,000               12,305,140
Comstock Resources, Inc. Senior Notes, 6.875%, 3/01/12   10,300,000                8,961,000
Forest Oil Corp. Notes, 8%, 12/15/11                      9,890,000                9,494,400
Forest Oil Corp. Senior Unsecured Notes, 7.75%, 5/01/14  11,604,000               10,298,550
Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14            14,246,000               10,542,040
Key Energy Services, Inc. Notes, 8.375%, 12/01/14         4,340,000                2,734,200
Stone Energy Corp. Senior Sub. Notes, 8.25%, 12/15/11    18,296,000                9,605,400
Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14    18,087,000                7,144,365
Swift Energy Co. Senior Notes, 7.625%, 7/15/11            1,000,000                  760,000
Swift Energy Co. Notes, 7.125%, 6/01/17                  19,800,000               11,484,000
W & T Offshore, Inc. Notes, Series 144A, 8.25%,
6/15/14 (c)                                              20,000,000               12,800,000
                                                                                  ----------
                                                                                  96,129,095


Entertainment - 12.36%
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14   26,780,000               21,959,600
AMC Entertainment, Inc. Notes, 11%, 2/01/16              10,000,000                9,100,000
Cinemark, Inc. Senior Discount Notes, 9.75%, 3/15/14     32,000,000               30,160,000
                                                                                  ----------
                                                                                  61,219,600


Financial Services - 11.00%
Bank of America Corp. Junior Sub. PFD, 8%, 12/29/49 (d)  30,000,000               12,014,700
Bank of America Corp. Junior Sub. PFD, 8.125%,
12/29/49 (d)                                              3,000,000                1,230,270
Citigroup, Inc. Junior Sub. PFD, 8.4%, 04/30/49 (a) (d)  45,000,000               25,431,300
Finova Group, Inc. Notes, 7.5%, 11/15/09 (a)              4,360,745                  348,860
Wells Fargo & Co. Junior Sub. PFD, 7.98%, 2/28/49 (d)    32,818,000               15,424,460
                                                                                  ----------
                                                                                  54,449,590


Food Processing - 5.77%
B&G Foods, Inc. Notes, 8%, 10/01/11                       1,000,000                  935,000
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14       14,150,000               10,329,500
Chiquita Brands Intl. Senior Unsub. Notes, 8.875%,
12/01/15                                                 22,500,000               16,875,000
Mrs. Fields Brands Senior Secured Notes, 10%,
10/24/14 (e)                                                926,654                  433,998
                                                                                  ----------
                                                                                  28,573,498


Gaming - 3.36%
Las Vegas Sands Corp. Notes, 6.375%, 2/15/15              5,000,000                2,225,000
MGM Mirage, Inc. Senior Unsecured Notes, 8.5%,
9/15/10                                                  17,030,000                6,982,300
Mandalay Resort Group Senior Sub. Notes, 9.375%,
2/15/10                                                  10,000,000                1,850,000
Trump Entertainment Resorts, Inc. Senior Secured Notes,
8.5%, 6/01/15 (a)                                        69,914,327                5,593,146
Wimar Opco LLC / Fin. Corp. Senior Sub Notes, 9.625%,
12/15/14 (a)                                              3,535,000                    8,838
                                                                                  ----------
                                                                                  16,659,284


Home Furnishings - 0.77%
Norcraft Cos LP Notes, 9%, 11/01/11                       4,500,000                3,825,000


Machine/Tools - 1.75%
Thermadyne Holdings Corp. Notes, 9.25%, 2/01/14          13,513,000                8,648,320


Marketing/Sales - 0.56%
Harry and David Operations Notes, 9%, 3/01/13            13,000,000                2,795,000


Metals & Mining - 0.39%
Kaiser Aluminum & Chemical Corp. Notes, 12.75%,
2/01/03 (a) (b) (e)                                      46,230,000                1,909,299


Packaging & Container - 9.96%
Constar International, FRN 4.6125%, 2/15/12              20,750,000               13,280,000
Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (a)       15,250,000                1,906,250
Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%,
6/01/13 (a)                                              15,405,000                1,810,088
Pliant Corp. Senior Secured PIK Notes, 11.625%,
6/15/09 (a)                                              34,981,909               14,036,491
Pliant Corp. Senior Secured Notes, 11.125%, 9/01/09 (a)  25,000,000                  750,000
Smurfit-Stone Container Senior Unsecured Notes, 8%,
3/15/17 (a)                                               8,780,000                1,053,600
Stone Container Senior Notes, 8.375%, 7/01/12 (a)         8,000,000                1,010,000
Stone Container Notes, 7.375%, 7/15/14 (a)                5,000,000                  787,500
Tekni-Plex, Inc. Senior Secured Notes, 10.875%, 8/15/12   2,000,000                1,200,000
Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13   27,500,000               13,475,000
                                                                                  ----------
                                                                                  49,308,929


Paper/Forest Products - 0.03%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (a) (b) (e)                               14,061,292                  140,613


Publishing - 2.25%
Houghton Mifflin Co. Unsecured Notes, 7.2%, 3/15/11      13,000,000               11,163,750


Recreation/Leisure - 1.75%
Six Flags Operations, Inc. Notes, Series 144A, 12.25%,
7/15/16 (c)                                              16,000,000                8,640,000


Retail Food Chains - 0.23%
Denny's Corp. Holding, Inc. Notes, 10%, 10/01/12            455,000                  393,575
Planet Hollywood Secured PIK Notes, 9%, 3/30/10 (e)       1,571,629                  738,665
                                                                                   ---------
                                                                                   1,132,240


Tires & Rubber - 2.31%
Goodyear Tire & Rubber Co., FRN 6.3175%, 12/01/09        12,000,000               11,460,000

Total Corporate Bonds, Notes, & Preferred Securities -
(cost - $937,053,581)                                                           $453,164,568
                                                                                ------------

Convertible Bonds
Name of Issuer                                          Principal               Value
                                                                                (Note B)
Convertible Bonds - 0.00%
Eurotunnel Group Tier 2, 3%, 7/28/09 GBP                         74                 $ 11,548
Eurotunnel Group Tier 3, 3%, 7/28/10 GBP                         74                    6,137
                                                                                    --------
Total Convertible Bonds - (cost - $57,224)                                          $ 17,685
                                                                                    --------

Foreign Bonds
Name of Issuer                                          Principal               Value
                                                                                (Note B)
Foreign Bonds - 0.19%
Republic of Argentina GDP Linked Security, FRN,
12/15/35                                                 34,386,574                $ 938,753
                                                                                   ---------
Total Foreign Bonds - (cost - $1,423,421)                                          $ 938,753
                                                                                   ---------

Stocks
Name of Issuer                                          Number of               Value
                                                        Shares                  (Note B)

Common Stock - 5.85%
Amtrol, Inc. (e) (f)                                        640,565              $ 2,562,260
Core-Mark Holding Co., Inc. (f)                             241,361                4,397,597
Dura Automotive Systems, Inc. (e) (f)                       638,586                  708,830
Groupe Eurotunnel SA (f)                                      1,925                   10,222
Holdco(e) (f) (g)                                            62,100                   31,050
International Airline Support Group (f)                     219,540                      439
Kronos Worldwide, Inc.                                      270,700                2,081,683
MAXXAM, Inc. (f)                                            200,000                1,420,000
NL Industries                                               510,200                5,102,000
Ormet Corp. (f)                                             372,638                  104,339
The Penn Traffic Co. (f)                                    164,352                  147,917
Polymer Group, Inc., Class A (f)                            843,103                3,920,429
Prandium(f)                                                 869,935                      174
Romacorp, Inc. (e) (f) (g)                                   82,220                4,480,990
Safelite Realty Corp. (e) (g)                                 7,403                   14,806
Sterling Chemical, Inc. (f)                                 250,827                2,508,270
Tokheim(f) (g)                                              180,224                      360
Viskase Cos., Inc. (f) (g)                                2,096,128                1,257,677
Zemex Minerals Group, Inc. (e) (g)                            2,102                  206,669
                                                                                ------------
Total Common Stocks -  (cost - $190,731,158)                                    $ 28,955,712
                                                                                ------------
Warrants
Name of Issuer                                          Number of               Value
                                                        Shares or               (Note B)
Warrants - 0.02%
Core-Mark Holding Co., Inc. Warrants (e) (f)                 48,142                 $ 99,654
Eurotunnel Group Warrants (f)                                55,120                    7,166
                                                                                   ---------
Total Warrants - (cost - $584,399)                                                 $ 106,820
                                                                                   ---------
Repurchase Agreement - 0.13%
State Street Bank & Trust Co                                                         636,691
Repurchase Agreement, 0.01% due 4/01/09 (h)                                        ---------

Total Repurchase Agreement - (cost - $636,691)                                     $ 636,691
                                                                                   ---------
Total Investments - 97.72% (cost - $1,130,486,474)                               483,820,229
                                                                                 -----------
Net Other Assets and Liabilities - 2.28%                                          11,291,399
                                                                                ------------
Net Assets - 100%                                                               $495,111,628
                                                                                ============

(a) Non-income producing security due to default or bankruptcy filing.
(b) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $54,934,475 or 11.10% of net assets.
(d) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(e) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(f) Non-income producing security.
(g) All or a portion of security is restricted. The aggregate market value of restricted securities as of March 31, 2009 is $5,991,552 , which represents
1.21% of total net assets. All of these securities are deemed to be liquid.
Additional information on each holding is as follows:
Security                        Acquisition Date        Acquisition Cost
Holdco                          04/14/05                $11,778,313
Romacorp, Inc                   11/15/06                $ 4,118,756
Safelite Realty Corp            09/29/00                  $ 965,195
Tokheim                         10/20/00                        $ -
Viskase Cos., Inc.              04/03/03 - 03/21/07     $ 1,051,606
Zemex Minerals Group, Inc.      04/10/08                  $ 386,221
(h) Acquired on March 31, 2009. Collateralizedby $656,090 of US Government
mortgage- backed securities due through 8/01/33. The maturity value is $636,691.

PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note
PFD Preferred Security

In September 2006, the Financial Accounting Standards Board issued Statement of
Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements".
FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Trust's current fiscal period.

The various inputs that may be used to determine the value of the Trust's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs based on market data obtained from various pricing sources (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of investments).
The following table summarized the Trust's investment as of March 31, 2009, based on the inputs used to value them.

Valuation Inputs                                Investments in Securities
Level 1 - Quoted prices                           $ 20,940,885
Level 2 - Other significant observable inputs     $451,552,510
Level 3 - Significant unobservable inputs         $ 11,326,834
                                                  ------------
Total                                             $483,820,229

The following is a reconciliation of the Trust's Level 3 investments for which significant unobservable inputs were used in determining value at March 31, 2009.

                                                Investments in Securities
Balance as of September 30, 2008                    $16,901,187
Total realized gain (loss)                                -
Change in unrealized appreciation (depreciation)     (4,515,160)
Amortization premium/discount                             -
Net purchases (sales)                                (1,493,191)
Net transfers in (out) of Level 3                       433,998
                                                    -----------
Balance as of March 31, 2009                        $11,326,834

Statement of Assets
and Liabilities (unaudited)
March 31, 2009
Assets

Investments - at market value (cost $1,130,486,474)                     $483,820,229
Receivable for interest                                                   11,702,310
Receivable for shares sold                                                   547,778
Misc. receivable                                                           1,097,998
                                                                        ------------
Total Assets                                                             497,168,315

Liabilities
Payable for shares repurchased                                             1,153,566
Payable for trustee fees                                                     619,741
Accrued expenses                                                             283,380
                                                                        ------------
Total Liabilities                                                          2,056,687
Net Assets                                                              $495,111,628
                                                                        ============

Net Assets Consist of:
Capital, at a $1.00 par value                                           $131,377,762
Paid in surplus                                                        1,415,872,069
Distribution in excess of net investment income                             (819,243)
Accumulated net realized loss on investments                            (404,652,715)
Net unrealized depreciation of investments                              (646,666,245)
                                                                      --------------
Net Assets                                                              $495,111,628
                                                                      ==============
Net Asset Value, offering price and redemption price per share
($495,111,628/131,377,762 shares)                                              $3.77
                                                                               ====
The accompanying notes are an integral part of the financial statements.


Statement of Operations (unaudited)
Six Months Ended March 31, 2009
Investment Income
Interest                                                                 $29,996,218
Dividends                                                                    356,298
Other Income                                                                 174,558
                                                                        ------------
Total Income                                                              30,527,074

Expenses
Trustee fees                                                              $1,296,942
Administrative expenses and salaries                                         697,220
Interest expense                                                             558,962
Legal fees                                                                   107,450
Auditing fees                                                                 92,820
Printing, postage and stationery fees                                         89,325
Computer and related expenses                                                 64,140
Insurance                                                                     40,950
Registration and filing fees                                                  25,480
Commitment fees                                                               25,209
Telephone                                                                      9,100
Custodian fees                                                                 4,565
Other expenses                                                                29,510
                                                                        ------------
Total Expenses                                                             3,041,673
                                                                        ------------
Net Investment Income                                                     27,485,401
                                                                        ------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                    (28,274,289)
Change in unrealized appreciation (depreciation) of investments         (223,730,829)
                                                                      ---------------
Net Increase (Decrease) in Net Assets Resulting from Operations        ($224,519,717)
                                                                      ===============
The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets

                                                        Six Months Ended
                                                        March 31,                       Year Ended
                                                        2009                            September 30,
                                                        (unaudited)                     2008
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                   $ 27,485,401                    $ 79,746,523
Net realized gain (loss) from investment transactions    (28,274,289)                    (97,921,162)
Change in unrealized appreciation (depreciation) of
investments                                             (223,730,829)                   (134,610,162)
                                                        -------------                   -------------
Net Increase (Decrease) in Net Assets Resulting
From Operations                                         (224,519,717)                   (152,784,801)
                                                        -------------                   -------------

Distributions to Shareholders from Net Investment
Income                                                   (30,740,920)                    (77,354,652)
From Net Trust Share Transactions                         46,799,594                    (334,724,430)
                                                        -------------                   -------------
Total Increase (Decrease) in Net Assets                 (208,461,043)                   (564,863,883)
                                                        -------------                   -------------
Net Assets:
Beginning of Period                                      703,572,671                    1,268,436,554
                                                        -------------                   -------------
End of Period                                          $ 495,111,628                    $ 703,572,671
Distribution in Excess of Net Investment
Income/Undistributed Net Investment Income                $ (819,243)                     $ 2,436,276

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows (unaudited)
Six Months Ended March 31, 2009
Increase (Decrease) in cash:
Cash Flows from Operating Activities:

Net Increase (Decrease) in net assets resulting from operations                         $(224,519,717)

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities:

Purchases of long-term investments                                                      $ (40,461,419)
Net purchases, sales, and maturities of short-term investments                                636,691
Net amortization of premium (discount)                                                     (4,841,904)
Proceeds from sales and maturities of long-term investments                                99,648,061
(Increase) decrease in interest receivable                                                  4,987,576
(Increase) decrease in other assets                                                           312,737
Increase (decrease) in accrued expenses and payables                                       (3,807,669)
Change in net unrealized (appreciation) depreciation on investments                       223,730,829
Net realized (gain) loss from investments                                                  28,274,289
                                                                                        -------------
Cash provided (used) by operating activities                                             $ 83,959,474
                                                                                        -------------
Cash Flows from Financing Activities
Purchases of Trust shares                                                               $ 302,972,777
Redemptions of Trust shares                                                              (278,689,533)
Net increase (decrease) in notes payable                                                  (99,381,478)
Distributions paid                                                                         (8,224,549)
                                                                                        -------------
Cash & cash equivalents provided (used) by financing activities                         $ (83,322,783)
Increase (decrease) in cash & cash equivalents                                                636,691
Cash & cash equivalents at beginning of period                                                    -
                                                                                        --------------
Cash & cash equivalents at end of period                                                    $ 636,691
                                                                                        ==============
Supplemental Disclosure
Interest paid on notes                                                                      $ 730,195
                                                                                        --------------
Non-cash Financing Activities
Reinvestment of distributions                                                            $ 14,291,822
                                                                                        --------------
The accompanying notes are an integral part of the financial statements.


Financial Highlights
                                Six Months
                                Ended
                                March 31, 2009
                                (unaudited)                             Year Ended Septemebr 30,
                                                        2008            2007            2006            2005            2004
Per Share Data^
Net Asset Value:
Beginning of
Period                          $ 5.94                  $ 7.68          $ 7.60          $ 7.58          $ 7.59          $ 7.19
Income From
Investment
Operations:
Net investment
income                            0.23                    0.56            0.54            0.50            0.51            0.59
Net realized and
unrealized gain (loss)
on investment                    (2.14)                   (1.74)          0.10            0.11            0.02            0.44
                                -------                 --------        -------         -------         -------         -------
Total from investment
operations                       (1.91)                   (1.18)          0.64            0.61            0.53            1.03
Less Distributions:             -------                 --------        -------         --------        -------         -------
Net investment
income                           (0.26)                   (0.56)         (0.56)          (0.59)          (0.54)          (0.63)
Capital Gain                        -                        -              -              -               -               -
Net Asset Value:
End of Period:                   $ 3.77                  $ 5.94          $ 7.68          $ 7.60          $ 7.58          $ 7.59
Total Return                     (32.47)%                 (16.17)%        8.54%           8.35%            7.11%          14.90%
Ratios &
Supplemental Data
Net assets end of period
(in millions)                   $495,111.6              $703,572.7      $1,268,436.6    $1,370,905.7    $1,347,278.6    $1,875,883.4
Ratio of operating
expenses to average
net assets*                       1.19%#                  1.00%            1.06%          1.23%             0.73%          0.67%
Ratio of interest
expense to average
net assets                        0.22%#                  0.32%            0.38%          0.55%           0.10%           0.03%
Ratio of net investment
income to average net
assets                            10.74%#                 8.14%           6.86%           6.60%           6.62%           7.92%
Portfolio turnover rate            6.53%                 34.92%          45.61%          16.47%          45.10%          39.80%
* Includes Interest Expense when applicable
^ Per Share Data calculated using the Average Share Method
# Annualized
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements for the
six months ended March 31, 2009 (unaudited)
Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment
Company Act of 1940, as amended.

Note B - Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities.
Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on March 31, 2009 was $11,326,834, which represents 2.29% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Statement of Cash Flows: Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1.8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent
Trustees during the six months ended March 31, 2009 was $125,000.

Other Expenses: All non-asset based fees and expenses are accrued based on methodologies approved by the Board of Trustees.
The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2009 was 3,951,865 shares
(3.01%).

Note D - Shares of Beneficial Interest
At March 31, 2009, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                        Six Months Ended                        Year Ended
                                                        March 31, 2009                          September 30, 2008
                                                Shares                  Amount              Shares              Amount
Shares Sold                                  74,581,923             $ 302,972,777         75,217,939        $ 530,168,149
Shares issued to shareholders in
reinvestment of distributions from net
investment income                             5,619,812                22,516,370          8,643,665           59,704,118
                                             ----------               -----------        ------------         ------------
                                             80,201,735               325,489,147         83,861,604          589,872,267
Shares repurchased                          (67,276,733)             (278,689,553)      (130,700,198)        (924,596,697)
                                            -----------               -----------       -------------        -------------
Net Increase (Decrease)                      12,925,002              $ 46,799,594        (46,838,594)       $(334,724,430)

Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $38,404,747 and $96,171,208 respectively, for the six months ended March 31, 2009.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2009 the Trust has unused lines of credit amounting to $200,000,000. The lines of credit may be terminated at the bank's option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the six months ended March 31, 2009:

Average amount outstanding (total of daily outstanding principal balances divided by the number of days with
debt outstanding during the period)                             88,627,620
Weighted average interest rate                                       1.43%

Note G  - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default.
However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the years ended September 30, 2008 was $77,354,652, and the six months ended March 31, 2009 was $30,740,920, and were classified as ordinary income.

As of September 30, 2008 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income                                   5,645,498
Capital Loss Carryforward:
2010                                                             (511,359)
2011                                                          (89,590,632)
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
2015                                                          (53,488,548)
2016                                                          (35,052,024)
                                                              ------------
Total capital loss carryforward                              (277,829,373)
Timing Differences                                            (86,331,045)
Unrealized gains (losses) - net                              (438,362,646)
Total distributable earnings (losses) - net                  (796,877,566)

At September 30, 2008 the Trust's Post October loss deferral was ($81,390,832)
At March 31, 2009 the Trust's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                    1,130,486,474
Gross unrealized gain                                             568,305
Gross unrealized loss                                        (647,234,550)
                                                            --------------
Net unrealized security gain (loss)                          (646,666,245)
                                                            ==============
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48).
FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions will
"more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the Trust's current fiscal year. The implementation of FIN 48 did not result in any unrecognized tax benefits and management has concluded that no provision is required in the Trust's accompanying financial statements, however each of the open tax years
(2006-2008) remains subject to examination by the Internal Revenue Service.

Trustees & Officers
The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H.
Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal,
Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts
Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 150 Federal
Street, Boston, MA 02110-1745.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                        Principal Occupation(s)/
Name/Age/Service*               Position                                Other Directorships During the Past Five Years
AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#               Trustee                                 Trustee of Northeast Investors Trust; Trustee of
Age: 78                                                                 Northeast Investors Growth Fund; Director of
Years of Service: 47                                                    New America High Income Fund, Inc.

Bruce H. Monrad#                Trustee and Chairman                    Trustee and Chairman of Northeast Investors Trust
Age: 47                                                                 Trust.
Years of Service: 15

Gordon C. Barrett               Executive Vice                          Chief Financial Officer and Chief Compliance Officer of
Age: 52                         President, Chief                        Northeast Investors Trust; Chief Financial Officer of
Years of Service: 21            Financial Officer and                   Northeast Investors Growth Fund; Officer of Northeast
                                Chief Compliance                        Investment Management, Inc.
                                Officer

Robert B. Minturn               Clerk, Vice President,                  Officer of Northeast Investors Trust; Trustee and
Age: 69                         and Chief Legal Officer                 Officer of Northeast Investors Growth Fund (Trustee until
Years of Service: 28                                                    November 2008)

INDEPENDENT TRUSTEES
Fred L. Glimp                   Trustee                                 Special Assistant to President Emeritus and
Age: 82                                                                 part time volunteer for Harvard's Alumni Affairs
Years of Service: 28                                                    and Development Department

Peter J. Blampied               Trustee                                 President of Corcoran Management Co., Inc. until 2008;
Age: 66                                                                 Director of Access Capital Strategies, LLC
Years of Service: 8

Marshall I. Goldman             Trustee                                 Kathryn Wasserman Davis Professor of
Age: 78                                                                 Russian Economics (Emeritus) at Wellesley
Years of Service: 4                                                     College; Senior Scholar and Former Associate
                                                                        Director of the Davis Center for Russian and
                                                                        Eurasian Studies at Harvard University; Director
                                                                        of Century Bank & Trust Co.

George P. Beal                  Trustee                                 Managing Partner, Boston Family Office LLC
Age: 55
Years of Service: 4

Charles R. Daugherty            Trustee                                 Managing Partner, Stanwich Advisors, LLC
Age: 55
Years of Service: 4

Hon. Maurice H.                 Trustee                                 Assistant Professor, Law & Psychiatry Program,
Richardson                                                              Department of Psychiatry, University of
Age: 80                                                                 Massachusetts Medical School; Director of the
Years of Service: 4                                                     Advisors Charitable Gift Fund.

* The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.



Trustees
Ernest E. Monrad
Peter J. Blampied
Charles R. Daugherty
Marshall I. Goldman
Fred L. Glimp
Bruce H. Monrad
George P. Beal
Hon. Maurice H. Richardson

Officers
Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President, Chief Financial Officer & Chief Compliance Officer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110
(800) 225-6704 (617) 523-3588
The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.


Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a vote of Security Holders.

The registrant has not changed its policies in regard to nominees for Trustee.

Item 11. Controls and Procedures.
(a) The registrants principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrants disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.
(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.


(a)(1) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.





                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: June 1, 2009


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: June 1, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: June 1, 2009


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: June 1, 2009


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: June 1, 2009
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: June 1, 2009
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended March 31, 2009 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  June 1, 2009
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  June 1, 2009
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.